1290 Diversified Bond Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	1290 FUNDS
Entity Central Index Key	0001605941
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 01, 2026